SHARE CAPITAL (Details Narrative) $ / shares in Units, $ in Millions																		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2023 shares	Jul. 19, 2023 USD ($) $ / shares shares	May 03, 2023 CAD ($)	Apr. 27, 2023 shares	Oct. 05, 2022 CAD ($)	Sep. 20, 2022 CAD ($) shares	Sep. 20, 2022 CAD ($) shares	May 03, 2022 CAD ($) shares	May 03, 2022 shares	Jan. 13, 2022 $ / shares shares	Jan. 13, 2022 CAD ($)	Oct. 14, 2021 CAD ($)	Oct. 04, 2021 CAD ($)	Sep. 21, 2021 CAD ($) shares	Aug. 16, 2021 shares	Jul. 05, 2021 CAD ($)	May 05, 2021 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Sep. 30, 2023 $ / shares shares	Jul. 04, 2023 shares	Apr. 04, 2023 shares	Jan. 03, 2023 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($) shares	Oct. 05, 2022 $ / shares shares	Oct. 03, 2022 shares	Sep. 22, 2022 shares	Jul. 04, 2022 shares	Dec. 31, 2021 $ / shares shares	Oct. 14, 2021 $ / shares shares	Oct. 04, 2021 $ / shares shares	Jul. 05, 2021 $ / shares shares	May 05, 2021 $ / shares shares	Mar. 29, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued		1,733,334								40,983														39,643,681	10,961	6,727	6,727		94,917	142,395	6,727		6,727	37,885,932	200,000	2,403,846	2,000,000	435,337	18,015,883
Number of shares outstanding																								39,643,681										37,885,932
Proceeds from issuing shares		$ 2.6			$ 616,570						$ 122,950	$ 400,000	$ 2,500,000			$ 1,840,000	$ 522,410
Price per share | $ / shares										$ 3.00																		$ 2.00		$ 4.33					$ 2.00	$ 1.04	$ 0.92	$ 1.20
Stock options exercised						140,000	140,000	150,000	150,000					55,000	5,000							290,000	60,000
Proceeds from exercise of options | $			$ 123,000			$ 114,800	$ 114,800	$ 123,000						$ 49,200							$ 237,800	$ 237,800	$ 49,200
Shares retained																																							6,269,117
Non-transferable share purchase warrants																																				400,000
Warrant, exercise price | $ / shares																																				$ 1.30
[custom:StockIssuedDuringPeriodValuePrivatePlacement] | $																						2,500,000
[custom:ProceedFromIssuingShares] | $																						$ 189,834
Share purchase warrants reserve | $																													$ 639,879
Number of restricted stock units granted	27,819			43,847
Shares issued price per share | $ / shares		$ 1.50								$ 3.00
Stock options granted																				10,000		10,000	1,135,000
Description of option pricing model																							The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter
Stock options vested																				642,500		612,500
Share-based payment expense | $																				$ 95,464	230,332	$ 153,909	$ 550,517
Share-based payment expense | $																		$ 77,148	$ 21,389	$ 95,464	$ 146,581
Directors and Officers [Member]
IfrsStatementLineItems [Line Items]
Stock options granted																							780,000
Exercise price of stock option | $ / shares																																		$ 0.82
Director One [Member]
IfrsStatementLineItems [Line Items]
Stock options exercised																						290,000
Stock options granted																				10,000		10,000	240,000
Exercise price of stock option | $ / shares																								$ 3.82				$ 6.20						1.22
Director Two [Member]
IfrsStatementLineItems [Line Items]
Stock options granted																							115,000
Exercise price of stock option | $ / shares																																		$ 2.65
Three Directors [Member]
IfrsStatementLineItems [Line Items]
Stock options granted																				90,000
Exercise price of stock option | $ / shares																								$ 1.93
Zigi Carmel [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																7,920,000
Number of shares outstanding																																7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued																																7,920,000